Note 12 - Financings	12 Months Ended
Dec. 31, 2010
Financings [Abstract]
Note 12 - Financings [Text Block]

12. Financing

The Company has utilized project financing to continue its development of exploration, production and related projects.

The VIE's associated with the project financing projects are consolidated based on ASC Topic 810-10-25 ("Variable Interest Entities").

The weighted average annual interest rates on outstanding short-term borrowings were 2.31% and 2.53% at December 31, 2010 and 2009, respectively.

The Company's short-term borrowings are principally sourced from commercial banks and include import and export financing denominated in United States dollars, as follows:

	As of December 31,
	Current		Non- current
	2010	2009	2010	2009
Abroad
Financial institutions	6,381	5,307	17,460	10,421
Bearer bonds - Notes	587	583	11,573	11,723
Suppliers	-	-	5	6
Trust Certificates - Senior/Junior	71	70	194	263
Other	2	2	302	384

	7,041	5,962	29,534	22,797

In Brazil
BNDES	1,269	842	19,384	18,181
Debentures - BNDES	148	137	496	518
Debentures - Other financial institutions	41	807	931	802
FINAME - Earmarked for construction of Bolívia -
Brazil gas pipeline	42	44	233	58
Advance on exchange contracts (ACC)	22	3	-	-
Export credit notes	66	632	6,295	3,548
Bank credit certificate	32	4	2,164	2,071
Other	299	-	1,434	1,066

	1,919	2,469	30,937	26,244

	8,960	8,431	60,471	49,041

Interest on debt	869	766
Current portion of long-term debt	2,883	3,406
Current debt	5,208	4,259

Total debt	8,960	8,431

· Composition of foreign currency denominated debt by currency

	As of December 31,
	2010	2009
Currencies:
United States dollars	27,583	21,339
Japanese Yen	1,651	1,377
Euro	131	53
Other	169	28

	29,534	22,797

· Maturities of the principal of long-term debt

The long-term portion at December 31, 2010 becomes due in the following years:

2012	4,137
2013	2,503
2014	3,517
2015	5,311
2016	22,596
2017 and thereafter	22,407

60,471

Interest rates on long-term debt were as follows:

	As of December 31,
	2010	2009
Foreign currency
6% or less	21,900	13,943
Over 6% to 8%	6,285	7,102
Over 8% to 10%	1,219	1,615
Over 10% to 12%	33	32
Over 12%	97	105

	29,534	22,797
Local currency
6% or less	2,426	1,433
Over 6% to 8%	17,932	14,437
Over 8% to 10%	592	5,147
Over 10% to 12%	9,987	5,227

	30,937	26,244

	60,471	49,041

c) Issuance of long-term debt

The main long-term funding carried out in the period from January to December 2010 is shown in the following table:

c.1) Foreign

		Amount
Company	Date	US$ million	Maturity	Description

Petrobras	Feb/2010	2,000	2019	Financing obtained from the China
				Development Bank (CDB), with a cost of
Petrobras	March/2010	2,000	2019	Libor plus spread of 2.8% p.a.

				Financing obtained from the Credit Agriclole
PNBV	Apr/2010	1,000	2015	and Investment Bank, at a rate of Libor plus
				spread of 1.625% p.a.

				Financing obtained from the Standard
PNBV	Jul/2010	1,000	2017	Chartered Bank, at a rate of Libor plus 1.79%
				p.a.

				Financing obtained from the Citibank, at a rate
PNBV	Aug/2010	1,000	2015	of Libor plus 1.61% p.a.

PNBV	Nov/2010	500	2016	Loan from Société Générale - Libor plus
				1.62%p.a.

PNBV	Nov/2010	314	2021	Loan from Citibank and EKSPORTFINANS -
				Libor plus 0.725% p.a.

		7,814

c.2) In Brazil

		Amount
Company	Date	(US$ million)	Maturity	Description

				Export credit note with an interest rate
Refap	Feb and	360	2015	between 109.4% and 109.5% of average
	Mar/2010			rate of CDI.

				Financing obtained from Banco do
Petrobras	Jun/2010		2016	Brasil, through issuance of export credit
		1,320		notes at a rate of 110.5% of average rate
				of CDI + flat fee of 0.85%.

				Financing obtained from Caixa
Petrobras	Jun/2010		2017	Economica Federal, through issuance of
		1,200		export credit notes at a rate of 112.9%
				of average rate of CDI.

				Financing obtained from Banco do
				Brasil, through the issuance of export
Petrobras	Nov/10	2,371	2016	credit notes at a rate of 109% of average
				rate of CDI + flat fee of 1.25%.

		5,251

d) Financing with offcial credit agencies

d.1) Foreign

		Amount in US$
Company	Agency	Contracted	Used	Balance	Description
	China				Libor +2.8% p.a.
Petrobras	Development	10,000	7,000	3,000
	Bank

d.2) In Brazil

		Amount in US$
Company	Agency	Contracted	Used	Balance	Description

					Program for Modernization and
Transpetro (*)	BNDES	5,404	326	5,078	Expansion of the FLEET
					(PROMEF) - TJLP+2.5% p.a. +
					3% p.a. for imported products.

Transportadora					Coari-Manaus gas pipeline -
Urucu Manaus	BNDES	1,910	1,896	14	TJLP+1.76%/1.96% p.a.
TUM(**)

Transportadora					Cacimbas-Catu gas pipeline
GASENE	BNDES	1,329	1,329	-	(GASCAC) - TJLP+1.96% p.a.

Transportadora					Cabiúnas - Vitoria gas pipeline
GASENE	BNDES	570	570	-	(GASCAV) - TJLP+1.96% p.a.

	Banco do				Commercial Credit Certificate
Petrobras	Brasil	300	212	88	(FINAME) - 4.5% p.a.

	Caixa				Bank Credit Certificate -
Petrobras	Economica	180	-	180	revolving credit - 110% of
	Federal				average CDI.

(*)Agreements for conditioned purchase and sale of 41 ships and 20 convoy vessels with 6 Brazilian shipyards in the amount of US$6,005, where 90% is financed by BNDES.

(**) On August 18, 2010 SPE Transportadora Urucu Manaus (TUM) was taken over by Transportadora Associada de Gás (TAG).

e) Guarantees and covenants

Financial institutions abroad do not require guarantees from the Company. The financing granted by BNDES - National Bank for Social and Economic Development is guaranteed by a lien on the assets being financed (carbon steel pipes for the Bolivia-Brazil gas pipeline and vessels).

On account of a guarantee agreement issued by the Federal Goverment in favor of Multilateral Loan Agencies, motivated by financings funded by TBG, counter guarantee agreements were signed, which had as signatories the Federal Government, TBG, Petrobras, Petroquisa and Banco do Brasil S.A., where TBG undertakes to entail its revenues to the order of the Brazilian Treasuary until the settlement of the obligations guaranteed by the Federal Government. This debt had an outstanding balance of US$213 and US$253 at December 31, 2010 and 2009, respectively.

In guarantee of the debentures issued, REFAP has a short-term investment account (bank deposits indexed to credit operations), tied to variations of the Interbank Deposit Certificate -CDI. REFAP has to maintain three times the value of the sum of the last installment due of the amortization of the principal and related charges.

At December 31, 2010 and 2009, Gaspetro had secured certain debentures issued to finance the purchase of the transportation rights in the Bolivia/Brazil pipeline with 3,000 shares of its interest in TBG, a subsidiary of Gaspetro responsible for the operation of the pipeline.

The Company's debt agreements contain affirmative covenants regarding, among other things provision of information; financial reporting; conduct of business; maintenance of corporate existence; maintenance of government approvals; compliance with applicable laws; maintenance of books and records; maintenance of insurance; payment of taxes and claims; and notice of certain events. The Company's debt agreements also contain negative covenants, including: without limitation; limitations on the incurrence of indebtedness; limitations on the incurrence of liens; limitations on transactions with affiliates; limitations on the disposition of assets; limitation on consolidations, mergers, sales and/or conveyances; negative pledge restrictions; change in ownership limitations; ranking; use of proceeds limitations; and required receivables coverages. Petrobras' management affirms that the Company is in compliance with the covenants within debt agreements.